UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

2020 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Reports to Shareholders.

SSGA Master Trust

Semi-Annual Report December 31, 2014

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR BARCLAYS TIPS ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$52,519,456	24,633,104	21,676,776	17,437,801	13,615,173
% OF NET ASSETS	31.6	14.8	13.0	10.5	8.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Natural Resources	44.1%
Inflation Linked	19.4
Real Estate	18.7
Commodities	13.0
Short Term Investments	5.2
Other Assets & Liabilities	(0.4)
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA INCOME ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR S&P DIVIDEND ETF	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR DOW JONES REIT ETF	SPDR BARCLAYS LONG TERM TREASURY ETF
MARKET VALUE	$18,020,061	17,919,672	10,581,727	9,363,336	7,303,068
% OF NET ASSETS	15.2	15.1	8.9	7.9	6.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Domestic Fixed Income	35.0%
Domestic Equity	26.0
International Equity	16.3
Real Estate	12.7
International Fixed Income	5.0
Short Term Investments	3.9
Inflation Linked	0.5
Other Assets & Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	SPDR S&P 500 ETF TRUST	SPDR S&P WORLD EX-US ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR DOW JONES REIT ETF	SPDR BARCLAYS HIGH YIELD BOND ETF
MARKET VALUE	$32,485,029	22,901,019	13,819,199	10,838,916	8,050,069
% OF NET ASSETS	24.0	16.9	10.2	8.0	5.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Domestic Equity	33.9%
International Equity	21.8
Domestic Fixed Income	19.2
Real Estate	11.0
Short Term Investments	10.3
International Fixed Income	2.0
Inflation Linked	1.0
Other Assets & Liabilities	0.8
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE/GSO SENIOR LOAN PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	SGMS ESCROW CORP.	DELL, INC.	iHEARTCOMMUNICATIONS, INC.	BMC SOFTWARE FINANCE, INC.	CAESARS ENTERTAINMENT RESORT PROPERTIES LLC
MARKET VALUE	$12,787,500	11,962,519	11,820,000	10,402,219	8,058,115
% OF NET ASSETS	2.3	2.1	2.1	1.8	1.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Hotels, Restaurants & Leisure	11.4%
Media	7.4
Software	5.4
Commercial Services & Supplies	4.4
Specialty Retail	3.4
Food & Staples Retailing	3.3
Health Care Equipment & Supplies	3.2
Wireless Telecommunication Services	3.1
Health Care Providers & Services	3.0
Machinery	2.9
Energy Equipment & Services	2.8
Chemicals	2.6
Technology Hardware, Storage & Peripherals	2.5
Food Products	2.4
Internet Software & Services	2.4
Oil, Gas & Consumable Fuels	2.4
IT Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Auto Components	2.0
Diversified Telecommunication Services	1.9
Diversified Consumer Services	1.8
Containers & Packaging	1.7
Life Sciences Tools & Services	1.7
Electronic Equipment, Instruments & Components	1.6

PERCENT OF NET ASSETS
Insurance	1.6%
Communications Equipment	1.5
Diversified Financial Services	1.5
Pharmaceuticals	1.4
Independent Power & Renewable Electricity Producers	1.3
Airlines	1.2
Multiline Retail	1.2
Metals & Mining	1.1
Building Products	1.0
Electric Utilities	1.0
Personal Products	1.0
Health Care Technology	0.8
Short Term Investments	0.8
Automobiles	0.7
Household Durables	0.7
Marine	0.7
Multi-utilities	0.5
Leisure Products	0.4
Professional Services	0.4
Real Estate Management & Development	0.3
Distributors	0.1
Other Assets & Liabilities	3.1
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	NISSAN AUTO LEASE TRUST	FORD CREDIT AUTO LEASE TRUST	DIAGEO FINANCE BV	HARLEY-DAVIDSON FINANCIAL SERVICES, INC.	BANK OF AMERICA NA
MARKET VALUE	$599,793	550,651	502,784	401,092	399,338
% OF NET ASSETS	3.8	3.4	3.1	2.5	2.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Automobiles	31.6%
Banks	23.4
Diversified Financial Services	12.4
Beverages	6.2
Credit Card Receivables	5.3
Chemicals	2.8
Metals & Mining	2.5
Media	2.2
Regional (state/province)	2.2
Student Loan ABS	1.8
Communications Equipment	1.6
Aerospace & Defense	1.5
Oil, Gas & Consumable Fuels	1.5
U.S. Treasury Obligations	1.2
Internet Software & Services	1.0
Health Care Providers & Services	0.9
Consumer Finance	0.8
Road & Rail	0.7
Short Term Investments	0.2
Other Assets & Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	APPLE, INC.	JPMORGAN CHASE & CO.	FACEBOOK, INC. (CLASS A)	HEWLETT-PACKARD CO.	THE KROGER CO.
MARKET VALUE	$144,267	121,718	119,527	112,163	111,725
% OF NET ASSETS	4.9	4.2	4.1	3.8	3.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Health Care Providers & Services	11.3%
Insurance	8.8
Technology Hardware, Storage & Peripherals	8.8
Oil, Gas & Consumable Fuels	7.7
Banks	7.3
Software	6.2
Internet Software & Services	6.0
Pharmaceuticals	4.4
Aerospace & Defense	4.0
Food & Staples Retailing	3.8
Hotels, Restaurants & Leisure	3.7
Tobacco	3.6
Specialty Retail	3.4
Real Estate Investment Trusts	3.1
Chemicals	2.6
Diversified Telecommunication Services	2.3
Independent Power & Renewable Electricity Producers	2.3
Media	2.3
Biotechnology	1.8
Household Products	1.5
Consumer Finance	1.4
Electric Utilities	1.2
Food Products	1.0
Internet & Catalog Retail	0.9
Short Term Investments	0.5
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	JPMORGAN CHASE & CO.	WELLS FARGO & CO.	HEWLETT-PACKARD CO.	EXXON MOBIL CORP.	ELECTRONIC ARTS, INC.
MARKET VALUE	$140,054	132,610	118,303	115,470	102,070
% OF NET ASSETS	4.9	4.7	4.2	4.1	3.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Banks	13.0%
Insurance	12.0
Oil, Gas & Consumable Fuels	10.2
Health Care Providers & Services	9.8
Pharmaceuticals	6.1
Software	4.9
Real Estate Investment Trusts	4.7
Technology Hardware, Storage & Peripherals	4.2
Hotels, Restaurants & Leisure	3.3
Semiconductors & Semiconductor Equipment	3.2
Chemicals	3.0
Independent Power & Renewable Electricity Producers	2.7
Aerospace & Defense	2.3
Food Products	2.2
Electric Utilities	2.1
Food & Staples Retailing	2.0
Household Durables	2.0
Specialty Retail	1.9
Consumer Finance	1.6
Internet Software & Services	1.4
Beverages	1.2
Machinery	1.0
Multiline Retail	1.0
Diversified Telecommunication Services	0.9
Short Term Investments	0.9
Auto Components	0.8
Capital Markets	0.8
Health Care Equipment & Supplies	0.7
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	FACEBOOK, INC.	ORACLE CORP.	THE KROGER CO.	COMCAST CORP.	APPLE, INC.
MARKET VALUE	$134,819	127,265	118,146	115,730	113,360
% OF NET ASSETS	4.5	4.3	4.0	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

PERCENT OF NET ASSETS
Software	10.4%
Internet Software & Services	8.6
Health Care Providers & Services	8.4
Food & Staples Retailing	5.5
Media	5.2
Real Estate Investment Trusts	4.5
Specialty Retail	4.4
IT Services	4.3
Tobacco	4.3
Hotels, Restaurants & Leisure	4.2
Oil, Gas & Consumable Fuels	4.1
Technology Hardware, Storage & Peripherals	3.8
Insurance	3.5
Chemicals	3.3
Pharmaceuticals	3.0
Diversified Telecommunication Services	2.8
Biotechnology	2.4
Beverages	2.2
Machinery	2.2
Aerospace & Defense	2.1
Health Care Equipment & Supplies	2.1
Communications Equipment	1.3
Textiles, Apparel & Luxury Goods	1.3
Household Durables	1.2
Road & Rail	1.1
Food Products	0.9
Short Term Investments	0.8
Auto Components	0.7
Multiline Retail	0.7
Internet & Catalog Retail	0.6
Other Assets & Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA RISK AWARE PORTFOLIO

PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2014

DESCRIPTION	THE PROCTER & GAMBLE CO.	VERISK ANALYTICS, INC.	DR PEPPER SNAPPLE GROUP, INC.	MCDONALD’S CORP.	CAPITAL BANK FINANCIAL CORP.
MARKET VALUE	$103,114	84,610	73,687	71,025	69,653
% OF NET ASSETS	5.2	4.3	3.8	3.6	3.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2014*

	PERCENT OF NET ASSETS
Pharmaceuticals	12.0%
Beverages	8.5
Real Estate Investment Trusts	8.3
Banks	7.6
Hotels, Restaurants & Leisure	6.9
Multi-utilities	6.4
Chemicals	5.9
Professional Services	5.9
Household Products	5.2
Insurance	4.3
Commercial Services & Supplies	3.5
Diversified Telecommunication Services	3.5
Multiline Retail	2.6
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.4
Food & Staples Retailing	2.1
Internet & Catalog Retail	2.0
Biotechnology	1.2
Media	1.2
Specialty Retail	1.0
Diversified Financial Services	0.9
Auto Components	0.7
Construction & Engineering	0.7
Short Term Investments	0.7
Thrifts & Mortgage Finance	0.6
Electrical Equipment	0.5
Automobiles	0.4
Communications Equipment	0.4
Containers & Packaging	0.4
Electric Utilities	0.4
Aerospace & Defense	0.2
Consumer Finance	0.2
Paper & Forest Products	0.2
Capital Markets	0.1
Energy Equipment & Services	0.1
Oil, Gas & Consumable Fuels	0.1
Textiles, Apparel & Luxury Goods	0.1
Air Freight & Logistics	—	**
Software	—	**
Wireless Telecommunication Services	—	**
Other Assets & Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 95.2%
COMMODITIES — 13.0%
PowerShares DB Commodity Index Tracking Fund (a)	1,174,893	$21,676,776
PowerShares DB Oil Fund (a)	898	14,098

		21,690,874

INFLATION LINKED — 19.4%
SPDR Barclays TIPS ETF (b)	440,034	24,633,104
SPDR DB International Government Inflation-Protected Bond ETF (b)	133,154	7,583,120

		32,216,224

NATURAL RESOURCES — 44.1%
Market Vectors Gold Miners ETF	38,770	712,593
PowerShares Global Agriculture Portfolio	175,668	5,148,829
SPDR S&P Global Natural Resources ETF (b)	1,193,624	52,519,456
SPDR S&P International Energy Sector ETF (b)	155,927	3,215,215
SPDR S&P Metals & Mining ETF (b)	158,558	4,893,100
The Energy Select Sector SPDR Fund (b)	86,122	6,817,417

		73,306,610

REAL ESTATE — 18.7%
SPDR Dow Jones International Real Estate ETF (b)	327,524	13,615,173
SPDR Dow Jones REIT ETF (b)	191,835	17,437,801

		31,052,974

TOTAL EXCHANGE TRADED PRODUCTS (Cost $173,979,441)		$158,266,682

SHORT TERM INVESTMENTS — 5.2%
MONEY MARKET FUND — 5.2%
State Street Institutional Liquid Reserves Fund 0.07% (b) (c) (Cost $8,548,874)	8,548,874	8,548,874

TOTAL INVESTMENTS — 100.4% (d) (Cost $182,528,315)		166,815,556
OTHER ASSETS & LIABILITIES — (0.4)%		(603,126)

NET ASSETS — 100.0%		$166,212,430

(a)	Qualified Publicly Traded Partnerships
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 95.5%
DOMESTIC EQUITY — 26.0%
SPDR S&P Dividend ETF (a)	227,407	$17,919,672
SPDR Wells Fargo Preferred Stock ETF (a)	134,219	5,876,108
The Financial Select Sector SPDR Fund (a)	97,707	2,416,294
The Health Care Select Sector SPDR Fund (a)	33,340	2,279,789
The Technology Select Sector SPDR Fund (a)	57,420	2,374,317

		30,866,180

DOMESTIC FIXED INCOME — 35.0%
SPDR Barclays Convertible Securities ETF (a)	119,178	5,588,256
SPDR Barclays High Yield Bond ETF (a)	274,067	10,581,727
SPDR Barclays Long Term Corporate Bond ETF (a)	434,323	18,020,061
SPDR Barclays Long Term Treasury ETF (a)	100,226	7,303,068

		41,493,112

INFLATION LINKED — 0.5%
SPDR Barclays TIPS ETF (a)	10,572	591,820

INTERNATIONAL EQUITY — 16.3%
SPDR EURO STOXX 50 ETF (a)	30,308	1,117,153
SPDR S&P Emerging Markets Dividend ETF (a)	99,028	3,377,845
SPDR S&P Global Infrastructure ETF (a)	72,493	3,517,361
SPDR S&P International Dividend ETF (a)	162,412	6,824,552
SPDR STOXX Europe 50 ETF (a)	130,287	4,458,421

		19,295,332

INTERNATIONAL FIXED INCOME — 5.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	124,047	3,526,656
SPDR Barclays International Corporate Bond ETF (a)	68,364	2,349,671

		5,876,327

REAL ESTATE — 12.7%
SPDR Dow Jones International Real Estate ETF (a)	138,326	5,750,212
SPDR Dow Jones REIT ETF (a)	103,007	9,363,336

		15,113,548

TOTAL EXCHANGE TRADED PRODUCTS (Cost: $ 110,434,746)		113,236,319

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUND — 3.9%
State Street Institutional Liquid Reserves Fund 0.07% (a) (b) (Cost: $ 4,658,484)	4,658,484	$4,658,484

TOTAL INVESTMENTS — 99.4% (c) (Cost $115,093,230)		117,894,803
OTHER ASSETS & LIABILITIES — 0.6%		664,119

NET ASSETS — 100.0%		$118,558,922

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 88.9%
DOMESTIC EQUITY — 33.9%
SPDR S&P 500 ETF Trust (a)	158,078	$32,485,029
SPDR S&P 500 Growth ETF (a)	27,707	2,677,605
SPDR S&P MidCap 400 ETF Trust (a)	10,388	2,742,120
The Financial Select Sector SPDR Fund (a)	109,381	2,704,992
The Health Care Select Sector SPDR Fund (a)	38,259	2,616,150
The Technology Select Sector SPDR Fund (a)	65,988	2,728,604

		45,954,500

DOMESTIC FIXED INCOME — 19.2%
SPDR Barclays High Yield Bond ETF (a)	208,497	8,050,069
SPDR Barclays Long Term Corporate Bond ETF (a)	333,073	13,819,199
SPDR Barclays Long Term Treasury ETF (a)	56,664	4,128,879

		25,998,147

INFLATION LINKED — 1.0%
SPDR Barclays TIPS ETF (a)	24,301	1,360,370

INTERNATIONAL EQUITY — 21.8%
SPDR S&P International Small Cap ETF (a)	131,500	3,599,155
SPDR S&P World ex-US ETF (a)	851,339	22,901,019
WisdomTree Japan Hedged Equity Fund	60,778	2,992,101

		29,492,275

INTERNATIONAL FIXED INCOME — 2.0%
SPDR Barclays International Corporate Bond ETF (a)	39,207	1,347,545
SPDR Barclays International Treasury Bond ETF (a)	24,395	1,349,775

		2,697,320

REAL ESTATE — 11.0%
SPDR Dow Jones International Real Estate ETF (a)	98,018	4,074,608
SPDR Dow Jones REIT ETF (a)	119,240	10,838,916

		14,913,524

TOTAL EXCHANGE TRADED PRODUCTS (Cost $117,091,536)		$120,416,136

SHORT TERM INVESTMENTS — 10.3%
MONEY MARKET FUND — 10.3%
State Street Institutional Liquid Reserves Fund 0.07% (a) (b) (Cost $13,994,187)	13,994,187	13,994,187

TOTAL INVESTMENTS — 99.2% (c) (Cost $131,085,723)		134,410,323
OTHER ASSETS & LIABILITIES — 0.8%		1,041,957

NET ASSETS — 100.0%		$135,452,280

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS* — 88.6%
AIRLINES — 1.2%
American Airlines, Inc., Senior Secured Term Loan B, 4.25%, 10/10/21	$3,750,000	$3,758,025
US Airways Group, Inc., Senior Secured Term Loan B1, 3.50%, 5/23/19	3,254,528	3,195,246

		6,953,271

AUTO COMPONENTS — 2.0%
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.75%, 8/23/19	3,936,488	3,901,335
Federal-Mogul Holdings Corp., Senior Secured Term Loan C, 4.75%, 4/15/21	4,987,500	4,961,315
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,648,062	2,644,090

		11,506,740

AUTOMOBILES — 0.7%
Chrysler Group LLC, Senior Secured Term Loan B, 3.25%, 12/31/18	4,135,417	4,104,401

BUILDING PRODUCTS — 1.0%
Quikrete Holdings, Inc., Senior Secured First Lien Term Loan, 4.00%, 9/28/20	5,674,442	5,607,768

CHEMICALS — 2.6%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 3.75%, 2/1/20	5,418,481	5,292,339
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 3.75%, 5/4/18	6,893,161	6,702,048
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/17	2,961,508	2,873,477

		14,867,864

COMMERCIAL SERVICES & SUPPLIES — 4.2%
Acosta Holdco, Inc., Senior Secured Term Loan, 5.00%, 9/26/21	1,849,711	1,852,680
ADS Waste Holdings, Inc., Senior Secured Term Loan, 3.75%, 10/9/19	3,901,303	3,798,893
Aramark Services, Inc.
Senior Secured Term Loan E, 3.25%, 9/7/19	1,940,000	1,915,149
Senior Secured Term Loan F, 3.25%, 2/24/21	1,985,000	1,958,332
Asurion LLC
Senior Secured Term Loan B1, 5.00%, 5/24/19	3,078,966	3,045,436
Senior Secured Second Lien Term Loan, 8.50%, 3/3/21	4,276,596	4,262,333
EnergySolutions LLC, Senior Secured Term Loan, 6.75%, 5/29/20 (a)	1,990,000	1,989,373
Lineage Logistics Holdings LLC, Senior Secured Term Loan, 4.50%, 4/7/21 (a)	3,053,846	2,974,965
West Corp., Senior Secured Term Loan B10, 3.25%, 6/30/18	1,734,560	1,707,241

		23,504,402

Security Description	Principal Amount	Value

COMMUNICATIONS EQUIPMENT — 1.1%
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.00%, 5/31/19	$5,000,113	$4,881,361
Penton Media, Inc., Senior Secured First Lien Term Loan, 5.50%, 10/3/19	1,580,000	1,573,095

		6,454,456

CONTAINERS & PACKAGING — 1.5%
Berry Plastics Holding Corp.
Senior Secured Term Loan D, 3.50%, 2/8/20	2,949,962	2,863,558
Senior Secured Term Loan E, 3.75%, 1/6/21	1,105,503	1,078,855
Multi Packaging Solutions, Inc., Senior Secured Term Loan B, 4.25%, 9/30/20 (a)	1,985,000	1,950,262
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.00%, 12/1/18	2,462,563	2,424,947

		8,317,622

DISTRIBUTORS — 0.1%
Exopack Holdings SA, Senior Secured Term Loan B, 5.25%, 5/8/19	742,500	742,734

DIVERSIFIED CONSUMER SERVICES — 1.1%
ServiceMaster Co., Senior Secured Term Loan B, 4.25%, 7/1/21	6,131,422	6,031,786

DIVERSIFIED FINANCIAL SERVICES — 1.5%
AlixPartners LLP, Senior Secured Term Loan B2, 4.00%, 7/10/20	2,463,800	2,436,083
Opal Acquisition, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,650,765	1,638,384
TransUnion LLC, Senior Secured Term Loan, 4.00%, 4/9/21	4,543,976	4,492,856

		8,567,323

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	4,141,243	4,090,512
Telesat Canada, Senior Secured Term Loan B2, 3.50%, 3/28/19	1,965,000	1,942,904
Virgin Media Bristol LLC, Senior Secured Term Loan B, 3.50%, 6/7/20	2,000,000	1,967,470
Zayo Group LLC, Senior Secured Term Loan B, 4.00%, 7/2/19	2,516,082	2,496,054

		10,496,940

ELECTRIC UTILITIES — 1.0%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	1,989,929	1,924,430
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	3,538,779	3,494,545

		5,418,975

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	$4,091,881	$3,978,004
Pelican Products, Inc., Senior Secured Term Loan, 5.25%, 4/10/20 (a)	373,969	372,099
Zebra Technologies Corp., Senior Secured Term Loan B, 4.75%, 10/27/21	4,597,701	4,631,034

		8,981,137

ENERGY EQUIPMENT & SERVICES — 2.8%
Expro FinServices S.A.R.L., Senior Secured Term Loan, 5.75%, 9/2/21 (a)	5,610,938	4,629,023
Granite Acquisition, Inc.
Senior Secured Term Loan B, 5.00%, 10/15/21	7,043,047	7,098,793
Senior Secured Term Loan C, 5.00%, 10/15/21	309,894	312,347
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/6/20	3,666,506	3,601,426

		15,641,589

FOOD & STAPLES RETAILING — 3.3%
Albertson’s Holdings LLC
Senior Secured Term Loan B4, 4.50%, 8/25/21	2,727,273	2,731,827
Senior Secured Term Loan B4, 4.50%, 8/25/21	2,685,455	2,689,939
Albertson’s LLC, Senior Secured Term Loan B2, 4.75%, 3/21/19	3,975,070	3,961,157
Supervalu, Inc., Senior Secured Term Loan B, 4.50%, 3/21/19	2,943,978	2,901,261
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/31/19	6,612,821	6,579,757

		18,863,941

FOOD PRODUCTS — 1.7%
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,275,183	2,253,376
H.J. Heinz Co., Senior Secured Term Loan B2, 3.50%, 6/5/20	1,688,543	1,681,307
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20 (a)	3,970,000	4,039,475
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.00%, 4/29/20	1,733,936	1,686,799

		9,660,957

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Accellent, Inc., Senior Secured First Lien Term Loan, 4.50%, 3/12/21	2,420,732	2,374,326
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18 (a)	3,439,831	3,405,432
Kinetic Concepts, Inc., Senior Secured Term Loan E1, 4.00%, 5/4/18	5,496,366	5,429,942
Ortho-Clinical Diagnostics, Inc., Senior Secured Term Loan B, 4.75%, 6/30/21	6,835,878	6,740,176

		17,949,876

Security Description	Principal Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 5.00%, 6/30/18 (a)	$3,046,803	$3,054,420
CHG Healthcare Services, Inc., Senior Secured Term Loan, 4.25%, 11/19/19	828,883	821,113
Community Health Systems, Inc., Senior Secured Term Loan D, 4.25%, 1/27/21	4,000,000	3,997,080
FHC Health Systems, Inc., Senior Secured Term Loan, 5.00%, 12/23/21 (a)	2,500,000	2,481,250
MPH Acquisition Holdings LLC, Senior Secured Term Loan, 3.75%, 3/31/21	2,972,894	2,899,315
National Mentor Holdings, Inc., Senior Secured Term Loan B, 4.25%, 1/31/21 (a)	719,948	707,349
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19	2,838,691	2,767,723

		16,728,250

HEALTH CARE TECHNOLOGY — 0.8%
IMS Health, Inc., Senior Secured Term Loan, 3.50%, 3/17/21	4,462,643	4,372,452

HOTELS, RESTAURANTS & LEISURE — 10.5%
Alpha Topco (Delta 2 (LUX) S.A.R.L.)
Senior Secured Second Lien Term Loan, 7.75%, 7/31/22	1,944,444	1,900,694
Senior Secured Term Loan B3, 4.75%, 7/30/21	6,518,093	6,380,953
Burger King 1011778 B.C. Unlimited Liability Co., Senior Secured Term Loan B, 4.50%, 12/12/21	7,905,882	7,896,000
Caesars Entertainment Operating Co., Inc.
Senior Secured Extended Term Loan B5, 5.99%, 3/1/17	2,392,225	2,098,939
Senior Secured Extended Term Loan B6, 6.99%, 3/1/17	6,508,462	5,720,060
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/11/20	8,587,674	8,058,115
CEC Entertainment, Inc., Senior Secured Term Loan, 4.00%, 2/14/21	3,398,234	3,310,457
Hilton Worldwide Finance LLC, Senior Secured Term Loan B2, 3.50%, 10/26/20	4,166,667	4,125,854
PGA Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 4/20/18	4,191,118	4,155,766
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/23/20	2,797,498	2,766,026
SGMS Escrow Corp., Senior Secured Incremental Term Loan B2, 6.00%, 10/1/21	12,941,176	12,787,500

		59,200,364

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

HOUSEHOLD DURABLES — 0.7%
Spin Holdco, Inc., Senior Secured Term Loan B, 4.25%, 11/14/19	$3,890,700	$3,837,222

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.8%
Calpine Corp.
Senior Secured Term Loan B1, 4.00%, 4/1/18	2,456,613	2,438,189
Senior Secured Term Loan B3, 4.00%, 10/9/19	2,363,728	2,341,284

		4,779,473

INSURANCE — 1.6%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 4.25%, 12/20/19	2,916,664	2,880,206
AmWINS Group LLC, Senior Secured Second Lien Term Loan, 9.50%, 9/6/20 (a)	3,071,429	3,010,000
National Financial Partners Corp., Senior Secured Term Loan B, 4.50%, 7/1/20	3,368,604	3,343,340

		9,233,546

INTERNET SOFTWARE & SERVICES — 2.4%
Go Daddy Operating Co. LLC, Senior Secured Term Loan B, 4.75%, 5/13/21	3,366,417	3,348,188
Inmar, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/27/21	3,165,909	3,082,962
Sabre, Inc., Senior Secured Term Loan B, 4.00%, 2/19/19	5,415,870	5,332,682
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19	1,927,382	1,922,564

		13,686,396

IT SERVICES — 2.3%
First Data Corp.
Senior Secured Extended Term Loan, 3.67%, 3/23/18	6,487,969	6,372,418
Senior Secured Term Loan, 3.67%, 9/24/18	1,960,401	1,922,174
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20	3,036,290	3,028,699
SunGard Data Systems, Inc., Senior Secured Term Loan E, 4.00%, 3/8/20	1,745,566	1,732,474

		13,055,765

LIFE SCIENCES TOOLS & SERVICES — 1.7%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	2,948,603	2,932,636
Quintiles Transnational Corp., Senior Secured Term Loan B3, 3.75%, 6/8/18	6,897,586	6,834,370

		9,767,006

Security Description	Principal Amount	Value

MACHINERY — 2.9%
Doosan Infracore International, Inc., Senior Secured Term Loan B, 4.50%, 5/28/21	$2,578,868	$2,565,973
Gardner Denver, Inc., Senior Secured Term Loan, 4.25%, 7/30/20	2,969,925	2,787,557
Gates Global, Inc., Senior Secured Term Loan B, 4.25%, 7/5/21	6,034,875	5,891,547
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,360,714	5,262,881

		16,507,958

MARINE — 0.7%
Drillships Ocean Ventures, Inc., Senior Secured Term Loan B, 5.50%, 7/25/21	5,024,720	4,070,023

MEDIA — 5.1%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,023,519	2,981,946
Cengage Learning Acquisitions, Inc., Senior Secured First Lien Term Loan, 7.00%, 3/31/20	3,000,000	2,976,255
Clear Channel Communications, Inc., Senior Secured Term Loan D, 6.92%, 1/30/19	5,000,000	4,725,875
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/23/20	5,915,423	5,755,203
Interactive Data Corp., Senior Secured Term Loan, 4.75%, 5/2/21	7,502,157	7,466,522
Univision Communications, Inc.
Senior Secured Term Loan C3, 4.00%, 3/1/20	1,991,364	1,951,537
Senior Secured Term Loan C4, 4.00%, 3/1/20	2,957,320	2,898,174

		28,755,512

METALS & MINING — 1.1%
Fairmount Minerals, Ltd., Senior Secured Term Loan B2, 4.50%, 9/5/19	2,962,500	2,701,430
FMG Resources August 2006 Pty, Ltd., Senior Secured Term Loan B, 3.75%, 6/30/19	4,109,194	3,746,044

		6,447,474

MULTI-UTILITIES — 0.5%
Power Team Services LLC
Senior Secured First Lien Term Loan, 4.25%, 5/6/20 (a)	2,761,606	2,697,178
Senior Secured Delayed Draw Term Loan, 4.25%, 5/6/20 (a)	147,458	144,018

		2,841,196

MULTILINE RETAIL — 1.2%
The Neiman Marcus Group, Inc., Senior Secured Term Loan, 4.25%, 10/25/20	6,904,427	6,767,063

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS — 2.4%
Arch Coal, Inc., Senior Secured Term Loan B, 6.25%, 5/16/18	$6,964,367	$5,789,130
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20 (a)	3,000,000	2,973,750
Fieldwood Energy LLC, Senior Secured Second Lien Term Loan, 8.38%, 9/30/20	6,389,590	4,716,317

		13,479,197

PERSONAL PRODUCTS — 1.0%
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 10/8/19	5,948,684	5,859,454

PHARMACEUTICALS — 1.4%
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,949,837	2,920,339
Par Pharmaceutical Cos., Inc., Senior Secured Term Loan B2, 4.00%, 9/30/19	1,396,644	1,361,728
Valeant Pharmaceuticals International, Inc., Senior Secured Term Loan B, 3.50%, 8/5/20	3,454,684	3,428,773

		7,710,840

PROFESSIONAL SERVICES — 0.4%
Advantage Sales & Marketing, Inc.
Senior Secured First Lien Term Loan, 4.25%, 7/23/21	2,358,040	2,338,881
Senior Secured Delayed Draw Term Loan, 4.25%, 7/23/21	78,601	77,962

		2,416,843

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Corp., Senior Secured Term Loan B, 3.75%, 3/5/20	1,965,150	1,930,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Avago Technologies, Ltd., Senior Secured Term Loan B, 3.75%, 5/6/21	6,413,086	6,403,755
Freescale Semiconductor, Inc.
Senior Secured Term Loan B4, 4.25%, 2/28/20	2,957,588	2,895,671
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,468,750	2,469,984

		11,769,410

SOFTWARE — 5.4%
Applied Systems, Inc., Senior Secured First Lien Term Loan, 4.25%, 1/25/21	1,650,000	1,628,352
Aspect Software, Inc., Senior Secured Term Loan B, 7.25%, 5/7/16 (a)	973,684	954,211
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	10,658,666	10,402,219
Epicor Software Corp. (Eagle Parent, Inc.), Senior Secured Term Loan, 4.00%, 5/16/18	1,897,184	1,877,026

Security Description	Principal Amount	Value

Infor (US), Inc.
Senior Secured Term Loan B3, 3.75%, 6/3/20	$1,690,781	$1,642,644
Senior Secured Term Loan B5, 3.75%, 6/3/20	2,691,980	2,617,412
MA FinanceCo. LLC, Senior Secured Term Loan B, 5.25%, 10/7/21	4,980,237	4,832,399
Magic Newco LLC, Senior Secured First Lien Term Loan, 5.00%, 12/12/18	722,388	721,485
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,846,217	2,813,372
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.25%, 10/3/19	3,369,096	3,341,301

		30,830,421

SPECIALTY RETAIL — 3.4%
J Crew Group, Inc., Senior Secured Term Loan B, 4.00%, 3/5/21	4,857,239	4,590,091
Michaels Stores, Inc., Senior Secured Term Loan B, 3.75%, 1/28/20	1,970,000	1,935,929
Party City Holdings, Inc., Senior Secured Term Loan, 4.00%, 7/27/19	5,912,657	5,797,360
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,216,919	3,172,686
The Men’s Wearhouse, Inc., Senior Secured Term Loan B, 4.50%, 6/18/21	3,892,683	3,882,951

		19,379,017

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
BWAY Holding Co., Inc., Senior Secured Term Loan B, 5.50%, 8/14/20	2,132,143	2,129,477
Dell, Inc., Senior Secured Term Loan B, 4.50%, 4/29/20	11,970,000	11,962,519

		14,091,996

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
Avaya, Inc., Senior Secured Term Loan B6, 6.50%, 3/30/18	5,929,968	5,853,352
Syniverse Holdings, Inc.
Senior Secured Term Loan, 4.00%, 4/23/19	1,967,079	1,915,444
Senior Secured Term Loan B, 4.00%, 4/23/19	2,908,564	2,835,850

		10,604,646

TOTAL SENIOR FLOATING RATE LOANS (Cost $513,597,667)		501,794,066

CORPORATE BONDS & NOTES — 7.5%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Services, Inc., 5.75%, 3/15/20	1,000,000	1,032,500

COMMUNICATIONS EQUIPMENT — 0.4%
Alcatel-Lucent USA, Inc., 4.63%, 7/1/17 (b)	2,000,000	2,020,000

See accompanying notes to financial statements.

Blackstone/GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

CONTAINERS & PACKAGING — 0.2%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 6/15/17 (b)	$1,000,000	$975,000

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.13%, 4/15/19	2,000,000	2,067,500
9.00%, 4/15/19	2,000,000	2,070,000

		4,137,500

FOOD PRODUCTS — 0.7%
Big Heart Pet Brands, 7.63%, 2/15/19	4,000,000	3,930,000

HOTELS, RESTAURANTS & LEISURE — 0.9%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20 (b)	5,465,000	5,355,700

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp., 3.23%, 6/1/19	3,000,000	2,925,000

LEISURE PRODUCTS — 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21 (a)	2,000,000	2,010,000

MEDIA — 2.3%
iHeartCommunications, Inc., 9.00%, 12/15/19	12,000,000	11,820,000
Univision Communications, Inc., 6.88%, 5/15/19 (b)	1,000,000	1,041,250

		12,861,250

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Avaya, Inc.
7.00%, 4/1/19 (b)	3,000,000	2,925,000
9.00%, 4/1/19 (b)	4,000,000	4,090,000

		7,015,000

TOTAL CORPORATE BONDS & NOTES (Cost $43,425,756)		42,261,950

SHORT TERM INVESTMENTS — 0.8%
MONEY MARKET FUNDS — 0.8%
State Street Institutional Liquid Reserves Fund 0.07% (c) (d) (e)	4,725,025	4,725,025

TOTAL SHORT TERM INVESTMENTS (Cost $4,725,025)		4,725,025

TOTAL INVESTMENTS — 96.9% (f) (Cost $561,748,448)		548,781,041
OTHER ASSETS & LIABILITIES — 3.1%		17,413,612

NET ASSETS — 100.0%		$566,194,653

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (Note 2).
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

ASSET BACKED SECURITIES — 29.4%
AUTOMOBILES — 22.3%
BMW Vehicle Lease Trust, 0.54%, 9/21/15	$147,801	$147,825
Chrysler Capital Auto Receivables Trust, 0.61%, 11/15/16 (a)	89,434	89,447
Ford Credit Auto Lease Trust
1.10%, 12/15/15 (a)	550,000	550,651
0.76%, 9/15/16	250,000	250,158
Ford Credit Auto Owner Trust, 0.48%, 11/15/16	144,792	144,778
Ford Credit Floorplan Master Owner Trust, 0.56%, 2/15/19 (b)	200,000	200,100
GE Dealer Floorplan Master Note Trust
0.64%, 6/20/17 (b)	200,000	200,086
0.55%, 7/20/19 (b)	250,000	249,758
Honda Auto Receivables Owner Trust, 0.70%, 2/16/16	88,914	88,950
John Deere Owner Trust, 0.54%, 7/17/17	400,000	399,162
Nissan Auto Lease Trust, 0.32%, 9/15/16 (b)	600,000	599,793
Santander Drive Auto Receivables Trust, 0.82%, 2/15/18	380,000	380,224
Toyota Auto Receivables Owner Trust, 0.75%, 2/16/16	66,320	66,353
World Omni Auto Receivables Trust, 0.60%, 1/16/18	200,000	199,748

		3,567,033

CREDIT CARD RECEIVABLES — 5.3%
BA Credit Card Trust, 0.45%, 1/15/20 (b)	300,000	299,946
Barclays Dryrock Issuance Trust
0.52%, 12/16/19 (b)	200,000	199,748
0.50%, 3/16/20 (b)	100,000	99,885
Citibank Credit Card Issuance Trust, 0.59%, 9/10/20 (b)	250,000	249,944

		849,523

STUDENT LOAN — 1.8%
SLM Student Loan Trust, 0.42%, 7/25/19 (b)	287,659	287,595

TOTAL ASSET BACKED SECURITIES (Cost $4,706,736)		$4,704,151

CORPORATE BONDS & NOTES — 66.8%
AEROSPACE & DEFENSE — 1.5%
The Boeing Co., 0.36%, 10/30/17 (b)	250,000	249,751

AUTOMOBILES — 9.3%
American Honda Finance Corp., 0.36%, 9/2/16 (b)	100,000	99,807
Daimler Finance North America LLC
0.91%, 8/1/16 (a) (b)	160,000	160,852
1.25%, 1/11/16 (a)	350,000	350,952
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (a)	400,000	401,092
Volkswagen International Finance NV
1.63%, 3/22/15 (a)	225,000	225,458
1.15%, 11/20/15 (a)	250,000	250,957

		1,489,118

Security Description	Principal Amount	Value

BANKS — 23.4%
American Express Centurion Bank, 0.68%, 11/13/15 (b)	$60,000	$60,106
Bank of America NA
0.70%, 2/14/17 (b)	125,000	124,633
0.65%, 5/8/17 (b)	400,000	399,338
Bank of Montreal, 0.75%, 7/15/16 (b)	175,000	175,799
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 0.72%, 3/18/16 (b)	225,000	225,673
JPMorgan Chase & Co.
0.68%, 11/18/16 (b)	225,000	224,910
2.60%, 1/15/16	250,000	254,285
Lloyds Bank PLC, 4.38%, 1/12/15 (a)	110,000	110,078
National Australia Bank, Ltd., 0.54%, 6/30/17 (a) (b)	250,000	249,876
Nederlandse Waterschapsbank NV, 0.43%, 10/18/16 (a) (b)	200,000	200,569
Royal Bank of Canada
0.61%, 3/8/16 (b)	150,000	150,259
0.48%, 6/16/17 (b)	320,000	319,595
Svenska Handelsbanken AB, 0.70%, 3/21/16 (b)	250,000	250,798
The Toronto-Dominion Bank, 0.47%, 5/2/17 (b)	380,000	379,028
US Bancorp, 0.72%, 11/15/18 (b)	150,000	150,512
US Bank NA, 4.80%, 4/15/15	100,000	101,297
Wells Fargo & Co., 0.53%, 6/2/17 (b)	150,000	149,350
Westpac Banking Corp., 0.66%, 11/25/16 (b)	220,000	220,571

		3,746,677

BEVERAGES — 6.2%
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 4/15/15	250,000	252,201
Diageo Finance BV, 5.30%, 10/28/15	485,000	502,784
PepsiCo, Inc., 0.70%, 8/13/15	240,000	240,451

		995,436

CHEMICALS — 2.8%
EI du Pont de Nemours & Co., 4.75%, 3/15/15	240,000	241,993
Praxair, Inc., 3.25%, 9/15/15	200,000	203,792

		445,785

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc., 0.51%, 3/3/17 (b)	250,000	250,044

CONSUMER FINANCE — 0.8%
Caterpillar Financial Services Corp., 0.47%, 2/26/16 (b)	125,000	125,135

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 12.4%
American Express Credit Corp., 0.55%, 9/22/17 (b)	$250,000	$248,578
American Honda Finance Corp., 0.61%, 5/26/16 (a) (b)	220,000	220,417
BP Capital Markets PLC, 0.56%, 11/6/15 (b)	150,000	150,136
General Electric Capital Corp. 0.61%, 7/10/15 (b)	70,000	70,122
1.10%, 5/9/16 (b)	150,000	151,348
0.43%, 5/11/16 (b)	300,000	300,076
JPMorgan Chase & Co., 3.70%, 1/20/15	140,000	140,235
PACCAR Financial Corp., 0.50%, 2/8/16 (b)	200,000	200,224
Toyota Motor Credit Corp. 0.43%, 5/16/17 (b)	400,000	398,951
0.35%, 9/23/16 (b)	100,000	99,892

		1,979,979

HEALTH CARE PROVIDERS & SERVICES — 0.9%
UnitedHealth Group, Inc., 4.88%, 3/15/15	140,000	141,196

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc., 0.71%, 8/1/19 (b)	160,000	156,938

MEDIA — 2.2%
NBCUniversal Enterprise, Inc. 0.77%, 4/15/16 (a) (b)	200,000	200,361
0.92%, 4/15/18 (a) (b)	150,000	151,248

		351,609

METALS & MINING — 2.5%
Rio Tinto Finance USA PLC 1.13%, 3/20/15	200,000	200,213
1.08%, 6/17/16 (b)	200,000	200,726

		400,939

OIL, GAS & CONSUMABLE FUELS — 1.5%
Statoil ASA, 0.43%, 11/9/17 (b)	250,000	249,500

ROAD & RAIL — 0.7%
Canadian National Railway Co., 0.43%, 11/6/15 (b)	119,000	119,038

TOTAL CORPORATE BONDS & NOTES (Cost $10,713,338)		$10,701,145

FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Province of Ontario Canada, 0.39%, 4/1/15 (b)	350,000	350,105

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $350,151)		$350,105

U.S. TREASURY OBLIGATIONS — 1.2%
Treasury Note, 0.38%, 1/31/16	200,000	200,094

TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,273)		$200,094

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Institutional Liquid Reserve Fund 0.07% (c) (d) (e) (Cost $26,091)	$26,091	$26,091

TOTAL INVESTMENTS — 99.8% (f) (Cost $15,996,589)		15,981,586
OTHER ASSETS & LIABILITIES — 0.2%		32,551

NET ASSETS — 100.0%		$16,014,137

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 19.7% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at December 31, 2014. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (Note 2).
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 4.0%
General Dynamics Corp.	680	$93,582
Precision Castparts Corp.	97	23,365

		116,947

BANKS — 7.3%
Citigroup, Inc.	297	16,071
JPMorgan Chase & Co.	1,945	121,718
Wells Fargo & Co.	1,410	77,296

		215,085

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	339	53,999

CHEMICALS — 2.6%
LyondellBasell Industries NV (Class A)	954	75,738

CONSUMER FINANCE — 1.4%
Discover Financial Services	636	41,652

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
Verizon Communications, Inc.	1,461	68,346

ELECTRIC UTILITIES — 1.2%
Edison International	524	34,312

FOOD & STAPLES RETAILING — 3.8%
The Kroger Co.	1,740	111,725

FOOD PRODUCTS — 1.0%
Mondelez International, Inc. (Class A)	791	28,733

HEALTH CARE PROVIDERS & SERVICES — 11.3%
Aetna, Inc.	502	44,593
Anthem, Inc.	817	102,672
Cardinal Health, Inc.	1,057	85,332
McKesson Corp.	475	98,600

		331,197

HOTELS, RESTAURANTS & LEISURE — 3.7%
Royal Caribbean Cruises, Ltd.	1,301	107,241

HOUSEHOLD PRODUCTS — 1.5%
The Procter & Gamble Co.	480	43,723

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.3%
AES Corp.	4,870	67,060

INSURANCE — 8.8%
Everest Re Group, Ltd.	158	26,907
MetLife, Inc.	1,060	57,335
Prudential Financial, Inc.	1,041	94,169
Validus Holdings, Ltd.	1,935	80,419

		258,830

INTERNET & CATALOG RETAIL — 0.9%
Expedia, Inc.	316	26,974

INTERNET SOFTWARE & SERVICES — 6.0%
Facebook, Inc. (Class A) (a)	1,532	119,527
Google, Inc. (Class A) (a)	79	41,922
Google, Inc. (Class C) (a)	29	15,265

		176,714

Security Description	Shares	Value

MEDIA — 2.3%
Comcast Corp. (Class A)	496	$28,773
Time Warner Cable, Inc.	244	37,103

		65,876

OIL, GAS & CONSUMABLE FUELS — 7.7%
Chevron Corp.	247	27,708
Exxon Mobil Corp.	1,207	111,587
Valero Energy Corp.	1,769	87,566

		226,861

PHARMACEUTICALS — 4.4%
Johnson & Johnson	922	96,414
Merck & Co., Inc.	588	33,392

		129,806

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Iron Mountain, Inc.	2,330	90,078

SOFTWARE — 6.2%
Electronic Arts, Inc. (a)	2,214	104,091
Oracle Corp.	1,751	78,743

		182,834

SPECIALTY RETAIL — 3.4%
Best Buy Co., Inc.	2,522	98,308

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.8%
Apple, Inc.	1,307	144,267
Hewlett-Packard Co.	2,795	112,163

		256,430

TOBACCO — 3.6%
Altria Group, Inc.	632	31,139
Philip Morris International, Inc.	912	74,282

		105,421

TOTAL COMMON STOCKS (Cost $2,572,099)		$2,913,890

SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.07% (b) (c) (Cost $14,163)	14,163	14,163

TOTAL INVESTMENTS — 99.9% (d) (Cost $2,586,262)		2,928,053
OTHER ASSETS & LIABILITIES — 0.1%		2,277

NET ASSETS — 100.0%		$2,930,330

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp.	245	$33,717
Huntington Ingalls Industries, Inc.	248	27,890

		61,607

AUTO COMPONENTS — 0.7%
Lear Corp.	228	22,362

BEVERAGES — 2.2%
The Coca-Cola Co.	1,549	65,399

BIOTECHNOLOGY — 2.4%
Amgen, Inc.	411	65,468
Gilead Sciences, Inc. (a)	69	6,504

		71,972

CHEMICALS — 3.3%
LyondellBasell Industries NV (Class A)	1,231	97,729

COMMUNICATIONS EQUIPMENT — 1.3%
Juniper Networks, Inc.	1,028	22,945
QUALCOMM, Inc.	214	15,907

		38,852

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
Verizon Communications, Inc.	1,792	83,830

FOOD & STAPLES RETAILING — 5.5%
CVS Health Corp.	463	44,592
The Kroger Co.	1,840	118,146

		162,738

FOOD PRODUCTS — 0.9%
Ingredion, Inc.	330	27,997

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Edwards Lifesciences Corp. (a)	485	61,779

HEALTH CARE PROVIDERS & SERVICES — 8.4%
Cardinal Health, Inc.	545	43,998
HCA Holdings, Inc. (a)	1,401	102,819
McKesson Corp.	500	103,790

		250,607

HOTELS, RESTAURANTS & LEISURE — 4.2%
Carnival Corp.	380	17,225
Royal Caribbean Cruises, Ltd.	1,294	106,665

		123,890

HOUSEHOLD DURABLES — 1.2%
PulteGroup, Inc.	1,675	35,945

INSURANCE — 3.5%
Prudential Financial, Inc.	301	27,229
Validus Holdings, Ltd.	1,818	75,556

		102,785

INTERNET & CATALOG RETAIL — 0.6%
The Priceline Group, Inc. (a)	16	18,243

INTERNET SOFTWARE & SERVICES — 8.6%
Facebook, Inc. (Class A) (a)	1,728	134,819
Google, Inc. (Class A) (a)	64	33,962
VeriSign, Inc. (a)	1,521	86,697

		255,478

Security Description	Shares	Value

IT SERVICES — 4.3%
Cognizant Technology Solutions Corp. (a)	1,363	$71,776
FleetCor Technologies, Inc. (a)	378	56,212

		127,988

MACHINERY — 2.2%
Caterpillar, Inc.	701	64,163

MEDIA — 5.2%
Comcast Corp. (Class A)	1,995	115,730
Time Warner Cable, Inc.	252	38,319

		154,049

MULTILINE RETAIL — 0.7%
Macy’s, Inc.	317	20,843

OIL, GAS & CONSUMABLE FUELS — 4.1%
EOG Resources, Inc.	172	15,836
Marathon Petroleum Corp.	977	88,184
Valero Energy Corp.	381	18,860

		122,880

PHARMACEUTICALS — 3.0%
Bristol-Myers Squibb Co.	737	43,505
Johnson & Johnson	425	44,442

		87,947

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Iron Mountain, Inc.	2,406	93,016
Simon Property Group, Inc.	221	40,246

		133,262

ROAD & RAIL — 1.1%
Union Pacific Corp.	283	33,714

SOFTWARE — 10.4%
Electronic Arts, Inc. (a)	2,390	112,366
Microsoft Corp.	1,528	70,976
Oracle Corp.	2,830	127,265

		310,607

SPECIALTY RETAIL — 4.4%
Best Buy Co., Inc.	2,506	97,684
The Home Depot, Inc.	330	34,640

		132,324

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	1,027	113,360

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Hanesbrands, Inc.	346	38,620

TOBACCO — 4.3%
Altria Group, Inc.	906	44,639
Philip Morris International, Inc.	1,019	82,997

		127,636

TOTAL COMMON STOCKS (Cost $2,559,199)		$2,948,606

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value

MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.07% (b) (c) (Cost $25,211)	25,211	$25,211

TOTAL INVESTMENTS — 99.9% (d) (Cost $2,584,410)		2,973,817
OTHER ASSETS & LIABILITIES — 0.1%		2,186

NET ASSETS — 100.0%		$2,976,003

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 2.3%
Northrop Grumman Corp.	437	$64,409

AUTO COMPONENTS — 0.8%
Gentex Corp.	659	23,810

BANKS — 13.0%
Citigroup, Inc.	1,137	61,523
JPMorgan Chase & Co.	2,238	140,054
The Pnc Financial Services Group, Inc.	384	35,032
Wells Fargo & Co.	2,419	132,610

		369,219

BEVERAGES — 1.2%
Molson Coors Brewing Co. (Class B)	444	33,087

CAPITAL MARKETS — 0.8%
The Goldman Sachs Group, Inc.	123	23,841

CHEMICALS — 3.0%
LyondellBasell Industries NV (Class A)	1,080	85,741

CONSUMER FINANCE — 1.6%
Discover Financial Services	684	44,795

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	534	24,981

ELECTRIC UTILITIES — 2.1%
Edison International	928	60,765

FOOD & STAPLES RETAILING — 2.0%
The Kroger Co.	904	58,046

FOOD PRODUCTS — 2.2%
Mondelez International, Inc. (Class A)	1,712	62,188

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Abbott Laboratories	440	19,809

HEALTH CARE PROVIDERS & SERVICES — 9.8%
Aetna, Inc.	880	78,170
Anthem, Inc.	771	96,892
Cardinal Health, Inc.	333	26,883
McKesson Corp.	359	74,521

		276,466

HOTELS, RESTAURANTS & LEISURE — 3.3%
Royal Caribbean Cruises, Ltd.	1,119	92,239

HOUSEHOLD DURABLES — 2.0%
PulteGroup, Inc.	2,611	56,032

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS
AES Corp.	5,535	76,217

INSURANCE — 12.0%
Everest Re Group Ltd.	437	74,421
MetLife, Inc.	1,740	94,117
Prudential Financial, Inc.	1,073	97,063
The Travelers Cos., Inc.	289	30,591
Validus Holdings Ltd.	1,010	41,976

		338,168

INTERNET SOFTWARE & SERVICES — 1.4%
VeriSign, Inc. (a)	677	38,589

MACHINERY — 1.0%
Caterpillar, Inc.	314	28,740

Security Description	Shares	Value

MULTILINE RETAIL — 1.0%
Macy’s, Inc.	416	$27,352

OIL, GAS & CONSUMABLE FUELS — 10.2%
Chesapeake Energy Corp.	624	12,212
Chevron Corp.	417	46,779
Exxon Mobil Corp.	1,249	115,470
Marathon Petroleum Corp.	529	47,747
Valero Energy Corp.	1,364	67,518

		289,726

PHARMACEUTICALS — 6.1%
Johnson & Johnson	601	62,847
Merck & Co., Inc.	1,098	62,355
Pfizer, Inc.	1,537	47,878

		173,080

REAL ESTATE INVESTMENT TRUSTS — 4.7%
AvalonBay Communities, Inc.	190	31,044
Host Hotels & Resorts, Inc.	873	20,751
Iron Mountain, Inc.	1,260	48,712
Washington Prime Group, Inc.	1,820	31,340

		131,847

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Broadcom Corp. (Class A)	2,100	90,993

SOFTWARE — 4.9%
Citrix Systems, Inc. (a)	590	37,642
Electronic Arts, Inc. (a)	2,171	102,070

		139,712

SPECIALTY RETAIL — 1.9%
Best Buy Co., Inc.	1,370	53,403

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Hewlett-Packard Co.	2,948	118,303

TOTAL COMMON STOCKS (Cost $2,541,678)		$2,801,558

SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.07% (b) (c) (Cost $25,223)	25,223	25,223

TOTAL INVESTMENTS — 99.9% (d) (Cost $2,566,901)		2,826,781
OTHER ASSETS & LIABILITIES — 0.1%		2,184

NET ASSETS — 100.0%		$2,828,965

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 0.2%
American Science & Engineering, Inc.	60	$3,114

AIR FREIGHT & LOGISTICS — 0.0% (a)
Air Transport Services Group, Inc. (b)	74	633

AUTO COMPONENTS — 0.7%
Cooper Tire & Rubber Co.	342	11,850
Standard Motor Products, Inc.	34	1,296

		13,146

AUTOMOBILES — 0.4%
Ford Motor Co.	503	7,797

BANKS — 7.6%
Associated Banc-Corp.	1,544	28,765
Bank of America Corp.	2,063	36,907
Capital Bank Financial Corp. (b)	2,599	69,653
First Financial Bankshares, Inc.	94	2,809
National Penn Bancshares, Inc.	682	7,178
OFG Bancorp	55	916
Pinnacle Financial Partners, Inc.	25	988
S&T Bancorp, Inc.	63	1,878

		149,094

BEVERAGES — 8.5%
Dr Pepper Snapple Group, Inc.	1,028	73,687
PepsiCo., Inc.	535	50,590
The Coca-Cola Co.	1,011	42,684

		166,961

BIOTECHNOLOGY — 1.2%
Amgen, Inc.	153	24,371

CAPITAL MARKETS — 0.1%
Calamos Asset Management, Inc.	143	1,905
GAMCO Investors, Inc.	8	711

		2,616

CHEMICALS — 5.9%
Ashland, Inc.	427	51,137
The Dow Chemical Co.	900	41,049
The Scotts Miracle-gro Co.	121	7,541
WR Grace & Co. (b)	169	16,121

		115,848

COMMERCIAL SERVICES & SUPPLIES — 3.5%
Rollins, Inc.	210	6,951
Stericycle, Inc. (b)	473	62,001

		68,952

COMMUNICATIONS EQUIPMENT — 0.4%
Emulex Corp. (b)	149	845
Finisar Corp. (b)	355	6,890

		7,735

CONSTRUCTION & ENGINEERING — 0.7%
Granite Construction, Inc.	378	14,372

CONSUMER FINANCE — 0.2%
Encore Capital Group, Inc. (b)	83	3,685

CONTAINERS & PACKAGING — 0.4%
Graphic Packaging Holding Co. (b)	598	8,145

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc. (b)	123	$18,468

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	1,925	64,661
Verizon Communications, Inc.	86	4,023

		68,684

ELECTRIC UTILITIES — 0.4%
PPL Corp.	234	8,501

ELECTRICAL EQUIPMENT — 0.5%
Enphase Energy, Inc. (b)	741	10,589

ENERGY EQUIPMENT & SERVICES — 0.1%
Helix Energy Solutions Group, Inc. (b)	121	2,626

FOOD & STAPLES RETAILING — 2.1%
Rite Aid Corp. (b)	1,170	8,798
Wal-Mart Stores, Inc.	380	32,635

		41,433

FOOD PRODUCTS — 2.4%
General Mills, Inc.	524	27,945
The Hershey Co.	180	18,707

		46,652

HOTELS, RESTAURANTS & LEISURE — 6.9%
McDonald’s Corp.	758	71,025
Ruby Tuesday, Inc. (b)	264	1,806
Ruth’s Hospitality Group, Inc.	122	1,830
Wyndham Worldwide Corp.	706	60,546

		135,207

HOUSEHOLD PRODUCTS — 5.2%
The Procter & Gamble Co.	1,132	103,114

INSURANCE — 4.3%
American International Group, Inc.	477	26,717
CNO Financial Group, Inc.	205	3,530
Genworth Financial, Inc. (b)	2,000	17,000
Principal Financial Group, Inc.	515	26,749
Protective Life Corp.	123	8,567
XL Group PLC	78	2,681

		85,244

INTERNET & CATALOG RETAIL — 2.0%
HSN, Inc.	78	5,928
Liberty Interactive Corp. (b)	974	28,655
Liberty Ventures, (b)	138	5,205

		39,788

MEDIA — 1.2%
Carmike Cinemas, Inc. (b)	101	2,653
Live Nation Entertainment, Inc. (b)	235	6,136
Starz (b)	493	14,642

		23,431

MULTI-UTILITIES — 6.4%
Dominion Resources, Inc.	525	40,372
PG&E Corp.	682	36,310
Public Service Enterprise Group, Inc.	1,209	50,065

		126,747

MULTILINE RETAIL — 2.6%
Dillard’s, Inc.	34	4,256

See accompanying notes to financial statements.

SSGA Risk Aware Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value

Dollar General Corp. (b)	190	$13,433
Dollar Tree, Inc. (b)	433	30,475
Tuesday Morning Corp. (b)	110	2,387

		50,551

OIL, GAS & CONSUMABLE FUELS — 0.1%
CVR Energy, Inc.	53	2,052
Resolute Energy Corp. (b)	250	330

		2,382

PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (b)	43	2,948

PHARMACEUTICALS — 12.0%
Actavis PLC (b)	223	57,402
Bristol-Myers Squibb Co.	1,025	60,506
Johnson & Johnson	442	46,220
Merck & Co., Inc.	661	37,538
Perrigo Co. PLC	204	34,101
TherapeuticsMD, Inc. (b)	110	489

		236,256

PROFESSIONAL SERVICES — 5.9%
The Advisory Board Co. (b)	646	31,641
Verisk Analytics, Inc. (b)	1,321	84,610

		116,251

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Brandywine Realty Trust REIT	240	3,835
CBL & Associates Properties, Inc. REIT	1,028	19,964
Cedar Realty Trust, Inc. REIT	150	1,101
DDR Corp. REIT	2,080	38,189
Host Hotels & Resorts, Inc. REIT	1,899	45,139
LaSalle Hotel Properties REIT	105	4,249
The Macerich Co. REIT	612	51,047

		163,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Diodes, Inc. (b)	35	965
Photronics, Inc. (b)	115	956
RF Micro Devices, Inc. (b)	1,275	21,152
TriQuint Semiconductor, Inc. (b)	497	13,692
Ultratech, Inc. (b)	272	5,048
Veeco Instruments, Inc. (b)	179	6,244
Xcerra Corp. (b)	247	2,263

		50,320

SOFTWARE — 0.0% (a)
Epiq Systems, Inc.	49	837

SPECIALTY RETAIL — 1.0%
AutoZone, Inc. (b)	10	6,191
Select Comfort Corp. (b)	489	13,218

		19,409

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Perry Ellis International, Inc. (b)	36	934
Unifi, Inc. (b)	25	743

		1,677

THRIFTS & MORTGAGE FINANCE — 0.6%
People’s United Financial, Inc.	759	11,522

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (a)
Shenandoah Telecommunications Co.	22	$688

TOTAL COMMON STOCKS (Cost $1,882,892)		$1,953,318

SHORT TERM INVESTMENTS — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.07% (c) (d) (Cost $14,204)	14,204	14,204

TOTAL INVESTMENTS — 99.8% (e) (Cost $1,897,096)		1,967,522
OTHER ASSETS & LIABILITIES — 0.2%		3,296

NET ASSETS — 100.0%		$1,970,818

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2014 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$27,552,296	$—	$2,992,101	$544,056,016
Investments in securities of affiliated issuers, at value	139,263,260	117,894,803	131,418,222	4,725,025

Total investments	166,815,556	117,894,803	134,410,323	548,781,041
Cash	—	364	371	—
Receivable for investment securities sold	—	—	—	35,495,038
Dividends receivable from affiliated issuers (Note 3)	688,938	683,005	1,063,306	—
Dividends receivable from unaffiliated issuers	—	—	—	—
Interest receivable from unaffiliated issuers	—	—	—	3,367,009

TOTAL ASSETS	167,504,494	118,578,172	135,474,000	587,643,088

LIABILITIES
Payable for investments purchased	1,265,890	—	—	21,302,619
Due to Custodian	12	—	—	78
Accrued advisory fees (Note 3)	26,045	19,169	21,631	145,259
Accrued trustees’ fees and expenses (Note 3)	117	81	89	479

TOTAL LIABILITIES	1,292,064	19,250	21,720	21,448,435

NET ASSETS	$166,212,430	$118,558,922	$135,452,280	$566,194,653

COST OF INVESTMENTS
Unaffiliated issuers	$34,851,682	$—	$3,350,214	$557,023,423
Affiliated issuers	147,676,633	115,093,230	127,735,509	4,725,025

Total cost of investments	$182,528,315	$115,093,230	$131,085,723	$561,748,448

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	SSGA Risk Aware Portfolio

$15,955,495	$2,913,890	$2,948,606	$2,801,558	$1,953,318
26,091	14,163	25,211	25,223	14,204

15,981,586	2,928,053	2,973,817	2,826,781	1,967,522
—	12	12	12	5
—	—	—	—	—
—	2	2	2	—
—	3,050	2,971	2,932	3,718
35,241	—	—	—	—

16,016,827	2,931,117	2,976,802	2,829,727	1,971,245

—	—	—	—	—
—	—	—	—	—
2,677	743	755	717	415
13	44	44	45	12

2,690	787	799	762	427

$16,014,137	$2,930,330	$2,976,003	$2,828,965	$1,970,818

$15,970,498	$2,572,099	$2,559,199	$2,541,678	$1,882,892
26,091	14,163	25,211	25,223	14,204

$15,996,589	$2,586,262	$2,584,410	$2,566,901	$1,897,096

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2014 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio	Blackstone/GSO Senior Loan Portfolio
INVESTMENT INCOME
Dividend and interest income on securities of unaffiliated issuers (Note 2)	$6,949	$—	$2,614	$14,203,755
Dividend income on securities of affiliated issuers (Note 3)	1,449,947	2,340,395	1,844,860	8,984

TOTAL INVESTMENT INCOME	1,456,896	2,340,395	1,847,474	14,212,739

EXPENSES
Advisory fees (Note 3)	163,392	107,223	113,137	906,054
Trustees’ fees (Note 3)	1,501	919	947	5,428

TOTAL EXPENSES	164,893	108,142	114,084	911,482

NET INVESTMENT INCOME	1,292,003	2,232,253	1,733,390	13,301,257

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	(1,860,432)	(1)	1,635	(893,671)
Net realized gain (loss) on investments in securities of affiliated issuers	(693,418)	(73,432)	898,076	—
Net change in unrealized appreciation (depreciation) on investments	(21,237,388)	(2,449,938)	(3,091,096)	(14,584,381)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(23,791,238)	(2,523,371)	(2,191,385)	(15,478,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,499,235)	$(291,118)	$(457,995)	$(2,176,795)

*	For the period September 9, 2014 (commencement of operations) to December 31, 2014.

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio	SSGA Risk Aware Portfolio*

$42,487	$31,186	$25,631	$29,454	$16,059
121	11	10	12	4

42,608	31,197	25,641	29,466	16,063

16,429	4,871	4,925	4,742	2,045
140	69	69	69	18

16,569	4,940	4,994	4,811	2,063

26,039	26,257	20,647	24,655	14,000

(4,254)	228,535	311,739	211,179	(290,239)
—	—	—	—	—
(25,482)	51,396	45,404	(2,340)	70,426

(29,736)	279,931	357,143	208,839	(219,813)

$(3,697)	$306,188	$377,790	$233,494	$(205,813)

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Six Months Ended 12/31/14 (Unaudited)	Year Ended 6/30/14	Six Months Ended 12/31/14 (Unaudited)	Year Ended 6/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,292,003	$2,587,021	$2,232,253	$4,096,865
Net realized gain (loss) on investments	(2,553,850)	(2,207,394)	(73,433)	(1,346,791)
Net change in unrealized appreciation (depreciation) on investments	(21,237,388)	16,133,508	(2,449,938)	11,409,215

Net increase (decrease) in net assets resulting from operations	(22,499,235)	16,513,135	(291,118)	14,159,289

CAPITAL TRANSACTIONS
Contributions	47,753,317	91,367,610	19,439,975	7,804,636
Withdrawals	(23,676,639)	(64,829,742)	(4,620,313)	(92,188,375)
Other capital	—	—	—	—

Net increase (decrease) in net assets from capital transactions	24,076,678	26,537,868	14,819,662	(84,383,739)

Net increase (decrease) in net assets during the period	1,577,443	43,051,003	14,528,544	(70,224,450)
NET ASSETS
Net assets at beginning of period	164,634,987	121,583,984	104,030,378	174,254,828

NET ASSETS END OF PERIOD	$166,212,430	$164,634,987	$118,558,922	$104,030,378

*	Commencement of operations

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Six Months Ended 12/31/14 (Unaudited)	Year Ended 6/30/14	Six Months Ended 12/31/14 (Unaudited)	Year Ended 6/30/14	Six Months Ended 12/31/14 (Unaudited)	For the Period 10/9/13* - 6/30/14

$1,733,390	$1,874,897	$13,301,257	$20,364,761	$26,039	$32,351
899,711	1,718,573	(893,671)	(2,767,913)	(4,254)	888
(3,091,096)	6,937,869	(14,584,381)	4,689,730	(25,482)	10,479

(457,995)	10,531,339	(2,176,795)	22,286,578	(3,697)	43,718

41,962,193	47,337,163	14,857,682	286,897,792	6,012,276	16,010,331
(4,543,525)	(11,312,504)	(57,103,281)	(31,961,441)	(4,033,981)	(2,033,325)
—	—	140,085	461,549	3,608	15,207

37,418,668	36,024,659	(42,105,514)	255,397,900	1,981,903	13,992,213

36,960,673	46,555,998	(44,282,309)	277,684,478	1,978,206	14,035,931

98,491,607	51,935,609	610,476,962	332,792,484	14,035,931	—

$135,452,280	$98,491,607	$566,194,653	$610,476,962	$16,014,137	$14,035,931

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SSGA MFS Systematic Core Equity Portfolio		SSGA MFS Systematic Growth Equity Portfolio
	Six Months Ended 12/31/14 (Unaudited)	For the Period 1/8/14* - 6/30/14	Six Months Ended 12/31/14 (Unaudited)	For the Period 1/8/14* - 6/30/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,257	$38,006	$20,647	$35,730
Net realized gain (loss) on investments	228,535	68,581	311,739	10,976
Net change in unrealized appreciation (depreciation) on investments	51,396	290,395	45,404	344,003

Net increase (decrease) in net assets resulting from operations	306,188	396,982	377,790	390,709

CAPITAL TRANSACTIONS
Contributions	—	5,001,000	—	5,001,000
Withdrawals	(2,753,841)	(19,999)	(2,774,367)	(19,129)
Other capital	—	—	—	—

Net increase (decrease) in net assets from capital transactions	(2,753,841)	4,981,001	(2,774,367)	4,981,871

Net increase (decrease) in net assets during the period	(2,447,653)	5,377,983	(2,396,577)	5,372,580
NET ASSETS
Net assets at beginning of period	5,377,983	—	5,372,580	—

NET ASSETS END OF PERIOD	$2,930,330	$5,377,983	$2,976,003	$5,372,580

*	Commencement of operations

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio		SSGA Risk Aware Portfolio
Six Months Ended 12/31/14 (Unaudited)	For the Period 1/8/14* - 6/30/14	For the Period 9/9/14* - 12/31/14 (Unaudited)

$24,655	$41,704	$14,000
211,179	4,238	(290,239)
(2,340)	262,220	70,426

233,494	308,162	(205,813)

—	5,001,000	4,000,000
(2,690,853)	(22,838)	(1,823,369)
—	—	—

(2,690,853)	4,978,162	2,176,631

(2,457,359)	5,286,324	1,970,818

5,286,324	—	—

$2,828,965	$5,286,324	$1,970,818

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Multi-Asset Real Return Portfolio*
	Six Months Ended 12/31/14 (Unaudited)		Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$166,212		$164,635	$121,584	$5,827

Ratios to average net assets:
Operating expenses	0.20	%(1)	0.20%	0.20%	0.20	%(1)
Net investment income	1.58	%(1)	2.01%	2.91%	3.84	%(1)
Portfolio turnover rate	21%		40%	31%	10%
Total return	(12.90	)%(2)	13.93%	(1.63)%	(3.42	)%(2)

*	The Portfolio invests in other underlying Portfolios and indirectly bears its proportionate share of fees and expenses incurred by such Portfolios. The ratios presented do not reflect the indirect expenses of the underlying Portfolios in which the Portfolio invests.
**	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio*						SSGA Global Allocation Portfolio*
Six Months Ended 12/31/14 (Unaudited)		Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12		Six Months Ended 12/31/14 (Unaudited)		Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12** - 6/30/12

$118,559		$104,030	$174,255	$9,114		$135,452		$98,492	$51,936	$4,451

0.20	%(1)	0.20%	0.20%	0.20	%(1)	0.20	%(1)	0.20%	0.20%	0.20	%(1)
4.16	%(1)	3.89%	4.65%	8.39	%(1)	3.06	%(1)	2.76%	3.07%	4.34	%(1)
29%		63%	80%	15%		54%		89%	123%	25%
0.12	%(2)	13.84%	4.39%	0.92	%(2)	(0.48	)%(2)	16.80%	9.92%	(1.82	)%(2)

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/14 (Unaudited)		Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13
Supplemental Data and Ratios:
Net assets, end of period (000s)	$566,195		$610,477	$332,792

Ratios to average net assets:
Operating expenses	0.30	%(1)	0.30%	0.30	%(1)
Net investment income	4.40	%(1)	3.63%	2.57	%(1)
Portfolio turnover rate	31%		77%	4%
Total return	(0.35	)%(2)	4.00%	(0.31	)%(2)

*	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.
(3)	Less than 0.05% of average net assets.

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio				SSGA MFS Systematic Core Equity Portfolio
Six Months Ended 12/31/14 (Unaudited)		For the Period 10/9/13* - 6/30/14		Six Months Ended 12/31/14 (Unaudited)		For the Period 1/8/14* - 6/30/14

$16,014		$14,036		$2,930		$5,378

0.20	%(1)	0.20	%(1)	0.30	%(1)	0.30	%(1)
0.32	%(1)	0.34	%(1)	1.62	%(1)	1.55	%(1)
46%		39%		27%		27%
0.00	%(2)(3)	0.47	%(2)	9.82	%(2)	7.92	%(2)

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Growth Equity Portfolio
	Six Months Ended 12/31/14 (Unaudited)		For the Period 1/8/14* - 6/30/14
Supplemental Data and Ratios:
Net assets, end of period (000s)	$2,976		$5,373

Ratios to average net assets:
Operating expenses	0.30	%(1)	0.30	%(1)
Net investment income	1.26	%(1)	1.46	%(1)
Portfolio turnover rate	44%		20%
Total return	11.53	%(2)	7.85%

*	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio				SSGA Risk Aware Portfolio
Six Months Ended 12/31/14 (Unaudited)		For the Period 1/8/14** - 6/30/14		For the Period 9/9/14* - 12/31/14 (Unaudited)

$2,829		$5,286		$1,971

0.30	%(1)	0.30	%(1)	0.26	%(1)
1.56	%(1)	1.73	%(1)	1.74	%(1)
34%		23%		16%
7.87	%(2)	6.20	%(2)	(1.31	)%(2)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (Unaudited)

1.	Organization

SSGA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on March 30, 2011.

As of December 31, 2014, the Trust offered nine (9) portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Portfolio” and collectively; the “Portfolios”). The financial statements herein relate to the following nine (9) Portfolios: SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio, SSGA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio, SSGA Ultra Short Term Bond Portfolio, SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio, SSGA MFS Systematic Value Equity Portfolio and SSGA Risk Aware Portfolio. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

SSGA Multi-Asset Real Return Portfolio, SSGA Income Allocation Portfolio and SSGA Global Allocation Portfolio invest their assets in other exchange-traded products (referred to as “underlying Funds”). The underlying Funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying Funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying Funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying Funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

The Blackstone/GSO Senior Loan Portfolio invests its assets in senior loans. Investments in senior loans are subject to credit risks which may include delay in receiving payments of principal and interest paid by the borrower to the agent or by the agent to the lender or offsets against payments received from the borrower.

SSGA Ultra Short Term Bond Portfolio invests primarily in investment grade debt securities with varying maturities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

SSGA MFS Systematic Core Equity ETF, SSGA MFS Systematic Growth Equity ETF, SSGA MFS Systematic Value Equity ETF and SSGA Risk Aware Portfolio invest in various investments which are exposed to risks, such as market risk. Due to the level of risk

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

An investment in a Fund involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of securities could decline generally or could underperform other investments. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities market. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The fair value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations. The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by such Portfolio’s benchmark index, which, in turn, could result in a difference between a Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of a Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of December 31, 2014:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSGA Multi-Asset Real Return Portfolio	$166,815,556	$—	$—	$166,815,556
SSGA Income Allocation Portfolio	117,894,803	—	—	117,894,803
SSGA Global Allocation Portfolio	134,410,323	—	—	134,410,323
Blackstone/GSO Senior Loan Portfolio	4,725,025	544,056,016	—	548,781,041
SSGA Ultra Short Term Bond Portfolio	26,091	15,955,495	—	15,981,586
SSGA MFS Systematic Core Equity Portfolio	2,928,053	—	—	2,928,053
SSGA MFS Systematic Growth Equity Portfolio	2,973,817	—	—	2,973,817
SSGA MFS Systematic Value Equity Portfolio	2,826,781	—	—	2,826,781
SSGA Risk Aware Portfolio	1,967,522	—	—	1,967,522

There were no transfers between levels for the period ended December 31, 2014.

Investment Income

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios. In addition to the these direct expenses, the Portfolios bear certain expenses indirectly, such as fees of underlying Portfolios in which the Portfolio invest that are reflected in the reported value of such Portfolios.

Investment Transactions

Investment transactions are recorded as of the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2014 and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20
SSGA Global Allocation Portfolio	0.20
Blackstone/GSO Senior Loan Portfolio	0.30
SSGA Ultra Short Term Bond Portfolio	0.20
SSGA MFS Systematic Core Equity Portfolio	0.30
SSGA MFS Systematic Growth Equity Portfolio	0.30
SSGA MFS Systematic Value Equity Portfolio	0.30
SSGA Risk Aware Portfolio	0.20

The Adviser pays all operating expenses of each Portfolio other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the SPDR Blackstone/GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company receives fees for its services as sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA Systematic Value Equity Portfolio from the Adviser.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

Trustees’ Fees

The Trust, SSGA Master Trust, SPDR Series Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $185,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at December 31, 2014, and for the period then ended are:

SPDR SSGA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	243,141	$13,941,705	$14,832,277	260,240	$3,569,129	63,347	440,034	$24,633,104	$131,187	$(68,069)
SPDR DB International Government Inflation-Protected Bond ETF	39,783	2,466,944	6,764,452	111,364	1,060,487	17,993	133,154	7,583,120	75,496	(14,343)
SPDR S&P Global Natural Resources ETF	971,968	51,368,509	21,420,237	443,000	10,503,549	221,344	1,193,624	52,519,456	510,834	(769,990)
SPDR S&P International Energy Sector ETF	114,255	3,376,235	1,252,652	54,943	323,073	13,271	155,927	3,215,215	56,349	(4,790)
SPDR S&P Metals & Mining ETF	118,602	5,010,934	2,080,630	60,243	766,240	20,287	158,558	4,893,100	62,759	(23,871)
The Energy Select Sector SPDR Fund	67,060	6,712,706	5,088,958	59,289	3,508,896	40,227	86,122	6,817,417	75,433	(150,372)
SPDR Dow Jones International Real Estate ETF	418,421	18,510,945	5,056,765	117,210	8,878,184	208,107	327,524	13,615,173	210,436	(184,953)
SPDR Dow Jones REIT ETF	242,545	20,131,235	6,225,424	72,103	10,495,289	122,813	191,835	17,437,801	326,357	522,970
State Street Institutional Liquid Reserves Fund	334,186	334,186	25,185,607	25,185,607	16,970,919	16,970,919	8,548,874	8,548,874	1,096	—

SPDR SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	208,856	$15,996,281	$4,245,690	54,804	$2,793,495	36,253	227,407	$17,919,672	$650,626	$128,088
SPDR Wells Fargo Preferred Stock ETF	118,540	5,174,271	978,365	22,275	287,444	6,596	134,219	5,876,108	192,577	(5,309)
The Financial Select Sector SPDR Fund	—	—	4,636,711	194,768	2,236,370	97,061	97,707	2,416,294	21,426	(25,605)
The Health Care Select Sector SPDR Fund	34,459	2,096,141	392,740	5,849	457,248	6,968	33,340	2,279,789	16,439	21,155
The Industrial Select Sector SPDR Fund	37,178	2,009,843	2,179,956	41,946	4,304,210	79,124	—	—	—	246,424
The Material Select SPDR Fund	—	—	2,105,540	42,763	2,125,650	42,763	—	—	—	20,110
The Technology Select Sector SPDR Fund	53,943	2,068,714	397,656	9,735	250,445	6,258	57,420	2,374,317	21,760	7,477
SPDR Barclays Convertible Securities ETF	51,996	2,625,798	3,555,222	71,113	191,037	3,931	119,178	5,588,256	334,376	19,547
SPDR Barclays High Yield Bond ETF	183,915	7,674,773	6,193,702	155,707	2,672,217	65,555	274,067	10,581,727	246,815	26,508
SPDR Barclays Long Term Corporate Bond ETF	348,105	14,133,063	6,192,067	152,286	2,696,025	66,068	434,323	18,020,061	395,087	(1,740)
SPDR Barclays Long Term Treasury Bond ETF	110,934	7,354,924	2,170,320	30,736	2,793,797	41,444	100,226	7,303,068	103,003	(48,273)
SPDR Barclays TIPS ETF	64,001	3,669,817	160,946	2,861	3,188,494	56,290	10,572	591,820	27,583	31,854
SPDR EURO STOXX 50 ETF	34,566	1,495,671	450,093	11,480	589,586	15,738	30,308	1,117,153	12,164	(4,426)
SPDR S&P Emerging Markets Dividend ETF	101,157	4,055,384	2,906,115	74,280	2,785,967	76,409	99,028	3,377,845	132,299	(439,622)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

SPDR SSGA Income Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Global Infrastructure 100 ETF	81,481	$4,145,753	$665,300	13,494	$1,114,384	22,482	72,493	$3,517,361	$50,595	$149,803
SPDR S&P International Dividend ETF	118,992	6,104,290	2,156,478	47,318	172,993	3,898	162,412	6,824,552	164,226	(10,680)
SPDR STOXX Europe 50 ETF	154,452	6,080,775	1,310,250	35,927	2,265,704	60,092	130,287	4,458,421	46,059	(29,317)
SPDR Barclays Emerging Markets Local Bond ETF	99,028	3,091,654	1,818,377	59,839	1,002,058	34,820	124,047	3,526,656	—	(116,433)
SPDR Barclays International Corporate Bond ETF	55,214	2,087,090	526,865	14,918	62,817	1,768	68,364	2,349,671	20,921	2,060
SPDR Dow Jones International Real Estate ETF	136,457	6,036,858	2,037,457	47,623	1,913,162	45,754	138,326	5,750,212	92,473	(82,146)
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	1,050,240	30,490	1,039,765	30,490	—	—	2,196	(10,474)
SPDR Dow Jones REIT ETF	86,378	7,169,374	4,008,248	46,262	2,506,257	29,633	103,007	9,363,336	169,154	47,567
State Street Institutional Liquid Reserves Fund	519,279	519,279	11,286,300	11,286,300	7,147,095	7,147,095	4,658,484	4,658,484	751	—

SPDR SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	100,138	$19,599,009	$19,983,380	101,265	$8,848,425	43,325	158,078	$32,485,029	$322,275	$394,170
SPDR S&P 500 Growth ETF	21,483	1,954,309	2,753,830	28,647	2,041,836	22,423	27,707	2,677,605	10,311	120,846
SPDR S&P 500 Value ETF	—	—	1,001,342	10,229	987,607	10,229	—	—	2	(13,735)
SPDR S&P MidCap 400 ETF Trust	7,604	1,981,298	2,853,182	10,932	2,049,659	8,148	10,388	2,742,120	10,427	231,876
The Financial Select Sector SPDR Fund	—	—	5,006,653	209,848	2,322,830	100,467	109,381	2,704,992	22,170	(24,931)
The Health Care Select Sector SPDR Fund	32,724	1,990,601	899,586	13,873	555,485	8,338	38,259	2,616,150	17,486	22,653
The Industrial Select Sector SPDR Fund	35,237	1,904,912	2,507,174	48,258	4,546,345	83,495	—	—	—	248,409
The Material Select SPDR Fund	—	—	2,139,726	43,420	2,155,966	43,420	—	—	348	16,240
The Technology Select Sector SPDR Fund	51,139	1,961,181	901,179	22,518	309,487	7,669	65,988	2,728,604	23,200	12,506
SPDR Barclays Aggregate Bond ETF	50,949	2,953,004	427,983	7,418	3,383,570	58,367	—	—	21,062	60,375
SPDR Barclays High Yield Bond ETF	47,109	1,965,858	8,513,491	214,653	2,167,778	53,265	208,497	8,050,069	90,818	55,414
SPDR Barclays Intermediate Term Corporate Bond ETF	—	—	1,072,229	31,132	1,061,850	31,132	—	—	2,315	(10,379)
SPDR Barclays Long Term Corporate Bond ETF	146,578	5,951,067	11,012,961	269,788	3,389,787	83,293	333,073	13,819,199	247,729	(934)
SPDR Barclays Long Term Treasury ETF	—	—	4,120,205	57,400	53,007	736	56,664	4,128,879	9,224	236
SPDR Barclays TIPS ETF	60,632	3,476,639	773,064	13,660	2,815,614	49,991	24,301	1,360,370	28,701	1,005
SPDR DB International Government Inflation-Protected Bond ETF	23,868	1,480,055	161,046	2,619	1,594,025	26,487	—	—	6,627	11,937
SPDR EURO STOXX 50 ETF	65,373	2,828,690	369,489	9,103	3,000,462	74,476	—	—	1,278	(96,012)
SPDR Russell/Nomura PRIME Japan ETF	86,174	4,002,782	883,218	19,785	4,746,518	105,959	—	—	—	170,431
SPDR S&P Emerging Markets ETF	72,046	4,871,390	2,190,030	31,438	6,841,816	103,484	—	—	—	(69,286)
SPDR S&P Emerging Markets Small Cap ETF	—	—	1,137,450	22,783	1,090,796	22,783	—	—	—	(46,654)

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

SPDR SSGA Global Allocation Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P International Small Cap ETF	84,669	$2,990,509	$1,621,602	51,340	$144,956	4,509	131,500	$3,599,155	$437,418	$9,200
SPDR S&P World ex-US ETF	638,099	19,315,257	8,862,466	314,268	2,791,579	101,028	851,339	22,901,019	303,961	(145,989)
SPDR STOXX Europe 50 ETF	73,112	2,878,419	377,847	9,807	3,127,970	82,919	—	—	365	92,946
SPDR Barclays Emerging Markets Local Bond ETF	—	—	1,334,965	43,371	1,243,385	43,371	—	—	—	(91,580)
SPDR Barclays International Corporate Bond ETF	26,163	988,961	556,859	15,675	92,882	2,631	39,207	1,347,545	11,230	(3,081)
SPDR Barclays International Treasury Bond ETF	16,302	990,999	1,521,774	26,250	1,086,942	18,157	24,395	1,349,775	13,787	39,223
SPDR Dow Jones International Real Estate ETF	120,691	5,339,370	4,155,709	96,691	4,968,543	119,364	98,018	4,074,608	83,865	(198,983)
SPDR Dow Jones REIT ETF	76,299	6,332,817	7,117,437	81,830	3,334,942	38,889	119,240	10,838,916	177,617	112,173
State Street Institutional Liquid Reserves Fund	2,055,704	2,055,704	21,283,264	21,283,264	9,344,781	9,344,781	13,994,187	13,994,187	2,644	—

Blackstone/GSO Senior Loan Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	39,685,659	$39,685,659	$111,824,161	111,824,161	$146,784,795	146,784,795	4,725,025	$4,725,025	$8,984	$—

SSGA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	518,551	$518,551	$5,721,195	5,721,195	$6,213,655	6,213,655	26,091	$26,091	$121	$—

SSGA MFS Systematic Core Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	58,605	$58,605	$31,399	31,399	$75,841	75,841	14,163	$14,163	$11	$—

SSGA MFS Systematic Growth Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	75,976	$75,976	$23,079	23,079	$73,844	73,844	25,211	$25,211	$10	$—

SSGA MFS Systematic Value Equity Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	81,360	$81,360	$30,310	30,310	$86,447	86,447	25,223	$25,223	$12	$—

SSGA Risk Aware Portfolio	Number of Shares Held at 6/30/14	Value at 6/30/14	Purchased		Sold		Number of Shares Held at 12/31/14	Value at 12/31/14	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$64,783	64,783	$50,579	50,579	14,204	$14,204	$4	$—

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2014, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$182,528,315	$2,387,719	$18,100,478	$(15,712,759)
SSGA Income Allocation Portfolio	115,093,230	5,535,326	2,733,753	2,801,573
SSGA Global Allocation Portfolio	131,085,723	5,201,061	1,876,461	3,324,600
Blackstone/GSO Senior Loan Portfolio	561,748,448	687,694	13,655,101	(12,967,407)
SSGA Ultra Short Term Bond Portfolio	15,996,589	5,131	20,134	(15,003)
SSGA MFS Systematic Core Equity Portfolio	2,586,262	395,280	53,489	341,791
SSGA MFS Systematic Growth Equity Portfolio	2,584,410	422,992	33,585	389,407
SSGA MFS Systematic Value Equity Portfolio	2,566,901	314,757	54,877	259,880
SSGA Risk Aware Portfolio	1,897,096	102,833	32,407	70,426

5.	Investment Transactions

For the period ended December 31, 2014, the Portfolios had purchases and sales of investment securities as follows:

	Purchases		Sales
	Short Term	Long Term	Short Term	Long Term
SSGA Multi-Asset Real Return Portfolio	$25,185,607	$76,465,248	$16,970,919	$57,958,569
SSGA Income Allocation Portfolio	11,286,300	50,138,338	7,147,095	37,449,124
SSGA Global Allocation Portfolio	21,283,265	97,647,803	9,344,781	70,797,409
Blackstone/GSO Senior Loan Portfolio	111,824,161	241,356,506	146,784,795	273,351,777
SSGA Ultra Short Term Bond Portfolio	2,635,078	12,588,989	3,327,572	9,107,203
SSGA MFS Systematic Core Equity Portfolio	31,399	858,383	75,841	3,538,932
SSGA MFS Systematic Growth Equity Portfolio	23,079	1,420,692	73,844	4,120,604
SSGA MFS Systematic Value Equity Portfolio	30,310	1,054,337	86,447	3,662,980
SSGA Risk Aware Portfolio	64,783	5,481,671	50,579	3,308,540

For the period ended December 31, 2014, the Portfolios had purchases and sales of U.S. Government obligations as follows:

	Purchases		Sales
	Short Term	Long Term	Short Term	Long Term
SSGA Ultra Short Term Bond Portfolio	$3,086,117	$—	$2,886,083	$—

For the period ended December 31, 2014, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

6.	Concentration of Risk

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SSGA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2014 (Unaudited)

7.	Line of Credit

Blackstone / GSO Senior Loan Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $300 million revolving credit facility provided by a syndication of banks. Blackstone / GSO Senior Loan Portfolio has exclusive access to $100 million of the total credit facility. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees on the shared credit line are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1%. Blackstone / GSO Senior Loan Portfolio may borrow up to a maximum of 25 percent of its assets. Blackstone / GSO Senior Loan Portfolio had no outstanding loans during the period ended December 31, 2014.

SSGA MASTER TRUST

OTHER INFORMATION

December 31, 2014 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to December 31, 2014, the Board of Trustees of the Trusts (the “Board”) evaluated proposals (1) to continue the separate Investment Advisory Agreements (the “Current Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to the operational series of SSGA Active Trust (the “Current ETFs”) and SSGA Master Trust (together with the Current ETFs, the “Current Funds”), and (2) to approve separate Investment Advisory Agreements (together, the “New Agreements” and, collectively with the Current Agreements, the “Agreements”) between the Adviser and (a) the SSGA Active Trust with respect to the SPDR SSGA Risk Aware ETF, a new series of the SSGA Active Trust (the “New ETF” and, together with the Current ETFs, the “ETFs”), and (b) SSGA Master Trust with respect to the New ETF’s corresponding master fund, the State Street Risk Aware Portfolio (together with the New ETF, the “New Funds”) (with the Current Funds and New Funds collectively being referred to hereafter as the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including (i) the nature, extent and quality of services provided by or expected to be provided by the Adviser with respect to the Funds under the Agreements, (ii) the investment performance of the Current Funds, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from its relationship with the Trusts, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreements reflect these economies of scale.

The Board considered the nature, extent and quality of services provided or expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs as exchange-traded funds in a master-feeder structure and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management and oversight resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser

SSGA MASTER TRUST

OTHER INFORMATION (continued)

December 31, 2014 (Unaudited)

shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board also considered the Adviser’s experience in active management, managing exchange-traded funds in master-feeder structures and overseeing third-party sub-advisers, as applicable.

The Board then reviewed the Current Funds’ performance. The Board compared each Current Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable funds, noting that the performance of each Current Fund was satisfactory.

The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Current Funds’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data obtained from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure of the Funds in connection with the master-feeder structure, the estimated expense ratio for the New Funds and the historical expense ratios of the Current Funds. In doing so, the Board used a fund by fund analysis of the data.

The Board, including the Independent Trustees voting separately, approved the Agreements for each Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature and extent of the services provided or expected to be provided by the Adviser with respect to the Funds were appropriate; (b) the performance of each Current Fund had been satisfactory; (c) the Adviser’s fee for each Fund and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid or expected to be paid to the Adviser shared economies of scale with respect to the Funds by way of the relatively low fee structure of the Trusts.

Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreement

At an in-person meeting held prior to December 31, 2014, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the GSO / Blackstone Sub-Advisory Agreements.

In evaluating the GSO / Blackstone Sub-Advisory Agreements, the Board drew on materials provided to them by GSO / Blackstone and the Adviser. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board

SSGA MASTER TRUST

OTHER INFORMATION (continued)

December 31, 2014 (Unaudited)

considered various factors, including (i) the nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) the investment performance of the GSO / Blackstone Funds. The Board was apprised of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.

The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each the GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser.

The Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreements for each GSO / Blackstone Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each GSO / Blackstone Sub-Advisory Agreement were as follows: (a) the nature and extent of the services expected provided by GSO / Blackstone to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to GSO / Blackstone adequately shared the economies of scale with the GSO / Blackstone Funds by way of the relatively low fee structure of the Trusts.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000® ETF (ONEK)

SPDR Russell 2000® ETF (TWOK)

SPDR S&P 500 Buyback ETF (SPYB)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Mortgage Finance ETF (KME)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 0-5 Year TIPS ETF (SIPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays International High Yield Bond ETF (IJNK)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR EURO STOXX Small Cap ETF (SMEZ)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI ACWI Low Carbon Target ETF (LOWC)

SPDR MSCI China A Shares IMI ETF (XINA)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR MSCI EAFE Quality Mix ETF (QEFA)

SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)

SPDR MSCI World Quality Mix ETF (QWLD)

SPDR MSCI Australia Quality Mix ETF (QAUS)

SPDR MSCI Canada Quality Mix ETF (QCAN)

SPDR MSCI Germany Quality Mix ETF (QDEU)

SPDR MSCI Japan Quality Mix ETF (QJPN)

SPDR MSCI Mexico Quality Mix ETF (QMEX)

SPDR MSCI South Korea Quality Mix ETF (QKOR)

SPDR MSCI Spain Quality Mix ETF (QESP)

SPDR MSCI Taiwan Quality Mix ETF (QTWN)

SPDR MSCI United Kingdom Quality Mix ETF (QGBR)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)

SPDR SSGA Income Allocation ETF (INKM)

SPDR SSGA Global Allocation ETF (GAL)

SPDR Blackstone/GSO Senior Loan ETF (SRLN)

SPDR SSGA Ultra Short Term Bond ETF (ULST)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR SSGA Risk Aware ETF (RORO)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust. Distributor: State Street Global Markets, LLC is the distributor for all registered products on behalf of the advisor. SSGA Funds Management has retained GSO Capital Partners & Nuveen Asset Management, Massachusetts Financial Services Company as the sub-advisor.

SSGA Master Trust

TRUSTEES

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

OFFICERS

Ellen M. Needham, President

Ann Carpenter, Vice President

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Matthew W. Flaherty, Assistant Treasurer

Laura F. Dell, Assistant Treasurer

Christopher A. Madden, Secretary

Brian Harris, Chief Compliance Officer

INVESTMENT MANAGER

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond values and yields usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

”SPDR” is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by State Street Corporation. Standard & Poors and S&P are registered trademarks of Standard & Poors Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); SPDR is a trademark of the SPDJI; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of SPDR.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

© 2015 State Street Corporation SPDRACTSAR    Exp Date - 02/29/2016    IBG-14266

Not FDIC Insured — No Bank Guarantee — May Lose Value

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

(a)	A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 9, 2015

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	March 9, 2015